Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (5,098,384)	$ (660,588)	$ (241,217)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation of property and equipment	13,314	12,713	5,333
Financial expenses	8,907
Share-based payment	2,945,495
Gain on disposal of right-of-use assets		(16,091)
Amortization of right-of-use assets		59,718	57,801
Provision for current expected credit losses	53,371	37,927	21,517
Deferred income tax		21,829	(19,291)
Changes in operating assets and liabilities:
Accounts receivable	(48,060)	(119,984)	212,311
Inventories	68,189	(67,545)	33,499
Prepayments and other current assets	(763,904)	(29,555)	(2,937)
Other non-current assets	(600,000)		1,369
Advance to a related party	32,951	(50,000)
Accounts payable	55,995	(7,199)	7,061
Accrued expenses and other current liabilities	89,618	(10,136)	19,851
Contract liabilities	11,081	94,698	(101,732)
Operating lease liabilities		(40,787)	(57,201)
Net cash used in operating activities	(3,231,427)	(775,000)	(63,636)
Cash flows from investing activities:
Purchase of short-term investments	(1,400,000)
Purchase of property and equipment	(3,806)	(861)
Cash received from acquisition	51,657
Net cash used in investing activities	(1,352,149)	(861)
Cash flows from financing activities:
Capital contribution	168,392	72	1,128
Initial public offering		7,795,570
Receive repayment from related party	30,000
Advances from related parties	(139,130)	365,627	754,061
Borrow from related parties	696
Proceeds from bank loans	139,130	258,488
Loans to realated parties	(30,000)
Repayments of due to related parties		(1,281,599)	(138,400)
Repayment to bank loans	(251,826)	(6,949)
Deferred IPO costs		(418,946)	(396,197)
Cash paid for interest expenses	(8,907)
Net cash used in (provided by) financing activities	(91,645)	6,712,263	220,592
Effects of exchange rate changes on cash	5,527	(4,029)	(1,794)
Net (increase) decrease in cash and cash equivalents	(4,669,694)	5,932,373	155,162
Cash, cash equivalents and restricted cash at beginning of the year	6,159,823	227,450	72,288
Cash, cash equivalents and restricted cash at end of the year	1,490,129	6,159,823	227,450
Cash and cash equivalents at end of the year	1,490,129	6,159,823	217,885
Restricted cash at end of the year			9,565
Total cash, cash equivalents and restricted cash at end of the year	1,490,129	6,159,823	227,450
Supplemental cash flow information:
Cash paid for interest expense	8,907	9,166
Cash paid for income taxes
Supplemental disclosure of noncash information:
Property and equipment converted from inventory			64,204
Deferred IPO costs recognized as additional paid-in capital		1,251,507
Derecognition of ROU assets and lease liabilities		100,363
Fair value of contingent common stock and warrants issued as consideration for business acquisition	$ 1,996,488